Schedule of Maturities of Debt (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026	$ 9,628,113	$ 8,312,768
Total	$ 9,628,113	$ 8,312,768